Intangible Assets (Tables) - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2023
Intangible Assets (Tables) [Line Items]
Schedule of Intangible Assets

Intangible assets consist of the following at May 31, 2023 and 2022:

	May 31, 2023	May 31, 2022
Trade names/trademarks	$806,000	$806,000
Customer relationships	13,925,000	7,633,000
Non-compete agreements	536,000	313,000
	15,267,000	8,752,000
Less: Accumulated amortization	(2,401,907)	(1,414,296)
	$12,865,093	$7,337,704

Schedule of Estimated Amortization Expense

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending May 31,
2024	1,668,921
2025	1,501,671
2026	1,501,671
2027	1,501,671
2028	1,501,671
Thereafter	5,189,488
$12,865,093